Fair Market Value Measurement (Details) - Schedule of Fair Market Value Measurement - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Level 1 [Member]
Fair Value Measurement [Abstract]
Fair value	$ 361	$ 304
Level 2 [Member]
Fair Value Measurement [Abstract]
Fair value	77	64
Level 3 [Member]
Fair Value Measurement [Abstract]
Fair value
Non-Tradable Warrants [Member] | Level 1 [Member]
Fair Value Measurement [Abstract]
Fair value
Non-Tradable Warrants [Member] | Level 2 [Member]
Fair Value Measurement [Abstract]
Fair value	44	3
Non-Tradable Warrants [Member] | Level 3 [Member]
Fair Value Measurement [Abstract]
Fair value
Non-tradable warrants of SAFE and Convertible Loan investors [Member] | Level 1 [Member]
Fair Value Measurement [Abstract]
Fair value
Non-tradable warrants of SAFE and Convertible Loan investors [Member] | Level 2 [Member]
Fair Value Measurement [Abstract]
Fair value	4	35
Non-tradable warrants of SAFE and Convertible Loan investors [Member] | Level 3 [Member]
Fair Value Measurement [Abstract]
Fair value
Financial liability [Member] | Level 1 [Member]
Fair Value Measurement [Abstract]
Fair value
Financial liability [Member] | Level 2 [Member]
Fair Value Measurement [Abstract]
Fair value	29	26
Financial liability [Member] | Level 3 [Member]
Fair Value Measurement [Abstract]
Fair value
Tradable warrants [Member] | Level 1 [Member]
Fair Value Measurement [Abstract]
Fair value	361	304
Tradable warrants [Member] | Level 2 [Member]
Fair Value Measurement [Abstract]
Fair value
Tradable warrants [Member] | Level 3 [Member]
Fair Value Measurement [Abstract]
Fair value